Consolidated Statement of Cash Flows - NZD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018
CASH FLOWS FROM OPERATING ACTIVITIES:
Receipts from customers	$ 103,459	$ 140,736	$ 159,042
Payments to suppliers and employees	(123,510)	(149,750)	(1,633,044)
Income taxes refund/(paid)	157	(420)	146
Net cash (outflow) from operating activities	(19,894)	(9,434)	(4,116)
CASH FLOWS FROM INVESTING ACTIVITIES:
Payment for intangible asset		(151)	(118)
Payments for property, plant and equipment	(1,294)	(2,585)	(2,194)
Proceeds from sale of intellectual property or business combination, net of cash acquired	906	870
Net cash (outflow) from investing activities	(388)	(1,867)	(2,312)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issue of shares	12,586	23,248	22,721
Proceeds from borrowings - Bank			463
Proceeds from borrowings - Convertible notes issue	21,507		4,521
Repayment of borrowings - Bank	(2,100)	(18,489)	(9,684)
Debt issuance costs		(322)	(107)
Repayments of lease liabilities	(8,127)
Interest paid on borrowings	(1,768)	(2,269)	(3,418)
Net cash inflow from financing activities	22,098	2,168	14,496
Net increase/(decrease) in cash and cash equivalents held	1,816	(9,133)	8,068
Cash and cash equivalents at beginning of year	1,962	10,739	2,644
Effects of exchange rate changes on cash and cash equivalents	13	355	27
Cash and cash equivalents at end of the year	$ 3,791	$ 1,962	$ 10,739